ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)		3 Months Ended		12 Months Ended
	Feb. 14, 2025 shares	Mar. 31, 2026 USD ($) Subsidiary $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 27, 2025 $ / shares shares	Oct. 26, 2025 shares	Aug. 19, 2025 USD ($)	Aug. 18, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 11, 2025 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant, and Equipment [Line Items]
Entity Incorporation, Date of Incorporation				Oct. 12, 2017
Number of first tier wholly owned subsidiaries		2		2
Number of second tier wholly owned subsidiaries		3		3
Accumulated deficit | $		$ 29,007,543		$ 26,879,081	$ 3,203,361
Working capital deficit | $		12.0		8,900,000
Net cash used in operating activities | $		2,889,834	$ 2,745,109	12,086,357	1,371,281
Stockholders' equity | $		$ 13,681,847	9,400,274	$ 16,243,466	$ 3,467,758				$ 5,000,000	$ 10,448,853	$ 50,000,000	$ 5,246,111
Common stock, par value per share | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock,shares outstanding		5,510,021		3,642,501	391,373	2,884,447	86,533,435
Restricted cash | $				$ 0
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Stockholders' equity | $								$ 10,000,000
Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Stockholders' equity | $		$ 551	$ 111	$ 364	$ 38							$ 27
Western Acquisition Ventures Corp [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	500,000
Western Acquisition Ventures Corp [Member] | Series A Preferred Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	106,816
Western Acquisition Ventures Corp [Member] | Series B Preferred Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	3,000
Western Acquisition Ventures Corp [Member] | Series C Preferred Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	4,851
Western Acquisition Ventures Corp [Member] | Series D Preferred Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	6,666,666
Western Acquisition Ventures Corp [Member] | Series A Warrants [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	22,696
Western Acquisition Ventures Corp [Member] | Series B Warrants [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	200,000
Western Acquisition Ventures Corp [Member] | Series D Warrants [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	242,424
Western Acquisition Ventures Corp [Member] | Common Stock Warrant [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	9,006
Western Acquisition Ventures Corp [Member] | Series D Private Placement [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	15,760
Western Acquisition Ventures Corp [Member] | Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	218,102
Western Acquisition Ventures Corp [Member] | Common Stock Warrant [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	9,006
Western Acquisition Ventures Corp [Member] | Series D Private Placement [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	15,760
Alliance Global Partners [Member] | Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	16,667
Seward & Kissel LLP [Member] | Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	8,333
Baker Hostetler LLP [Member] | Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of preferred stock converted	2,627